Note 17 - Tangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	€ 8,941	€ 9,944
Changes In Tangible Assets Abstract
Tangible Assets At The End	7,191	8,941	€ 9,944
Fully Depreciated Tangible Assets In Use	2,660	2,313	2,663
Land And Buildings [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	6,176	5,858	4,168
Changes In Tangible Assets Abstract
Additions Tangible Assets	49	30	105
Retirements Tangible Assets	(42)	(85)	(18)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	1,378
Disposals Of Entities In The Year Tangible Assets	0	(7)	0
Transfers Tangible Assets	(273)	676	718
Exchange differences and other	(420)	(296)	(494)
Tangible Assets At The End	5,490	6,176	5,858
Land And Buildings [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	1,116	1,103	1,255
Changes In Tangible Assets Abstract
Additions Tangible Assets	127	106	103
Retirements Tangible Assets	(26)	(72)	(16)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	140
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	(53)	(1)	(19)
Exchange differences and other	(88)	(20)	(360)
Tangible Assets At The End	1,076	1,116	1,103
Land And Buildings [Member] | Impairment [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	379	354	148
Changes In Tangible Assets Abstract
Additions Tangible Assets	5	48	7
Retirements Tangible Assets	(2)	(2)	0
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	187
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	(58)	(1)	9
Exchange differences and other	(9)	(20)	3
Tangible Assets At The End	315	379	354
Land And Buildings [Member] | Carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	4,681	4,401	2,764
Changes In Tangible Assets Abstract
Tangible Assets At The End	4,099	4,681	4,401
Work In Progress Member [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	240	545	1,085
Changes In Tangible Assets Abstract
Additions Tangible Assets	128	320	715
Retirements Tangible Assets	(29)	(29)	(39)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	78
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	(57)	(544)	(1,211)
Exchange differences and other	(48)	(52)	(83)
Tangible Assets At The End	234	240	545
Work In Progress Member [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	0	0	0
Changes In Tangible Assets Abstract
Additions Tangible Assets	0	0	0
Retirements Tangible Assets	0	0	0
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	0	0	0
Exchange differences and other	0	0	0
Tangible Assets At The End	0	0	0
Work In Progress Member [Member] | Impairment [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	0	0	0
Changes In Tangible Assets Abstract
Additions Tangible Assets	0	0	0
Retirements Tangible Assets	0	0	0
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	0	0	0
Exchange differences and other	0	0	0
Tangible Assets At The End	0	0	0
Work In Progress Member [Member] | Carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	240	545	1,085
Changes In Tangible Assets Abstract
Tangible Assets At The End	234	240	545
Furniture Fixtures And Vehicles [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	7,059	7,628	5,904
Changes In Tangible Assets Abstract
Additions Tangible Assets	397	563	1,097
Retirements Tangible Assets	(264)	(468)	(146)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	1,426
Disposals Of Entities In The Year Tangible Assets	0	(1)	0
Transfers Tangible Assets	(186)	(386)	40
Exchange differences and other	(378)	(277)	(693)
Tangible Assets At The End	6,628	7,059	7,628
Furniture Fixtures And Vehicles [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	4,461	4,551	3,753
Changes In Tangible Assets Abstract
Additions Tangible Assets	553	561	512
Retirements Tangible Assets	(235)	(461)	(129)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	940
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	(146)	(37)	(16)
Exchange differences and other	(253)	(153)	(509)
Tangible Assets At The End	4,380	4,461	4,551
Furniture Fixtures And Vehicles [Member] | Impairment [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	0	0	16
Changes In Tangible Assets Abstract
Additions Tangible Assets	0	5	19
Retirements Tangible Assets	0	0	(1)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	0	0	(15)
Exchange differences and other	0	(5)	(19)
Tangible Assets At The End	0	0	0
Furniture Fixtures And Vehicles [Member] | Carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	2,598	3,077	2,135
Changes In Tangible Assets Abstract
Tangible Assets At The End	2,248	2,598	3,077
For Own Use Tangible Assets [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	13,473	14,029	11,157
Changes In Tangible Assets Abstract
Additions Tangible Assets	574	913	1,917
Retirements Tangible Assets	(335)	(582)	(203)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	2,882
Disposals Of Entities In The Year Tangible Assets	0	(8)	0
Transfers Tangible Assets	(516)	(254)	(453)
Exchange differences and other	(844)	(625)	(1,271)
Tangible Assets At The End	12,352	13,473	14,029
For Own Use Tangible Assets [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	5,577	5,654	5,008
Changes In Tangible Assets Abstract
Additions Tangible Assets	680	667	615
Retirements Tangible Assets	(261)	(533)	(145)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	1,080
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	(199)	(38)	(35)
Exchange differences and other	(341)	(173)	(869)
Tangible Assets At The End	5,456	5,577	5,654
For Own Use Tangible Assets [Member] | Impairment [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	379	354	164
Changes In Tangible Assets Abstract
Additions Tangible Assets	5	53	26
Retirements Tangible Assets	(2)	(2)	(1)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	187
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	(58)	(1)	(6)
Exchange differences and other	(9)	(25)	(16)
Tangible Assets At The End	315	379	354
For Own Use Tangible Assets [Member] | Carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	7,519	8,021	5,985
Changes In Tangible Assets Abstract
Tangible Assets At The End	6,581	7,519	8,021
Investment Property [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	1,163	2,391	2,180
Changes In Tangible Assets Abstract
Additions Tangible Assets	1	62	14
Retirements Tangible Assets	(90)	(117)	(167)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	738
Disposals Of Entities In The Year Tangible Assets	0	(3)	0
Transfers Tangible Assets	(698)	(986)	(235)
Exchange differences and other	(148)	(184)	(139)
Tangible Assets At The End	228	1,163	2,391
Investment Property [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	63	116	102
Changes In Tangible Assets Abstract
Additions Tangible Assets	13	23	25
Retirements Tangible Assets	(7)	(10)	(10)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	23
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	(31)	(55)	(9)
Exchange differences and other	(25)	(11)	(15)
Tangible Assets At The End	13	63	116
Investment Property [Member] | Impairment [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	409	808	687
Changes In Tangible Assets Abstract
Additions Tangible Assets	37	90	30
Retirements Tangible Assets	(10)	(9)	(64)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	295
Disposals Of Entities In The Year Tangible Assets	0	0	0
Transfers Tangible Assets	(276)	(380)	(62)
Exchange differences and other	(140)	(100)	(78)
Tangible Assets At The End	20	409	808
Investment Property [Member] | Carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	691	1,467	1,392
Changes In Tangible Assets Abstract
Tangible Assets At The End	195	691	1,467
Assests Leased Out Under An Operating Lease [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	958	668	674
Changes In Tangible Assets Abstract
Additions Tangible Assets	201	337	240
Retirements Tangible Assets	(93)	(97)	(74)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	(552)	0	0
Transfers Tangible Assets	0	84	(153)
Exchange differences and other	(22)	(34)	(19)
Tangible Assets At The End	492	958	668
Assests Leased Out Under An Operating Lease [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	216	202	226
Changes In Tangible Assets Abstract
Additions Tangible Assets	0	0	0
Retirements Tangible Assets	(21)	(17)	0
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	(134)	0	0
Transfers Tangible Assets	0	55	(15)
Exchange differences and other	16	(24)	(9)
Tangible Assets At The End	77	216	202
Assests Leased Out Under An Operating Lease [Member] | Impairment [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	10	10	6
Changes In Tangible Assets Abstract
Additions Tangible Assets	0	0	4
Retirements Tangible Assets	0	0	0
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	0
Disposals Of Entities In The Year Tangible Assets	(10)	0	0
Transfers Tangible Assets	0	0	0
Exchange differences and other	0	0	0
Tangible Assets At The End	0	10	10
Assests Leased Out Under An Operating Lease [Member] | Carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	732	456	443
Changes In Tangible Assets Abstract
Tangible Assets At The End	415	732	456
Total [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	15,594	17,088	14,012
Changes In Tangible Assets Abstract
Additions Tangible Assets	776	1,312	2,171
Retirements Tangible Assets	(518)	(796)	(444)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	3,620
Disposals Of Entities In The Year Tangible Assets	(552)	(11)	0
Transfers Tangible Assets	(1,214)	(1,156)	(841)
Exchange differences and other	(1,014)	(843)	(1,429)
Tangible Assets At The End	13,072	15,594	17,088
Total [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	5,856	5,972	5,335
Changes In Tangible Assets Abstract
Additions Tangible Assets	693	690	640
Retirements Tangible Assets	(289)	(560)	(155)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	1,103
Disposals Of Entities In The Year Tangible Assets	(134)	0	0
Transfers Tangible Assets	(230)	(38)	(59)
Exchange differences and other	(350)	(208)	(893)
Tangible Assets At The End	5,546	5,856	5,972
Total [Member] | Impairment [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	798	1,172	857
Changes In Tangible Assets Abstract
Additions Tangible Assets	42	143	60
Retirements Tangible Assets	(12)	(11)	(65)
Acquisition Of Subsidiaries In The Year Tangible Assets	0	0	482
Disposals Of Entities In The Year Tangible Assets	(10)	0	0
Transfers Tangible Assets	(334)	(381)	(68)
Exchange differences and other	(149)	(125)	(94)
Tangible Assets At The End	335	798	1,172
Total [Member] | Carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning	8,941	9,944	7,819
Changes In Tangible Assets Abstract
Tangible Assets At The End	€ 7,191	€ 8,941	€ 9,944